CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS	3 Months Ended
Mar. 31, 2023 USD ($) $ / shares shares
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
Revenue	$ 5,808,380
Cost of revenue	2,756,631
Gross profit	3,051,749
Operating expenses
Research and development	1,018,969
Sales and marketing	2,824,048
General and administrative	3,353,007
Total operating expenses	7,196,024
Net Loss from Operations	(4,144,275)
Other income (expense)
Interest expense	(1,171,810)
Change in fair value of earnout liability	1,500,000
Change in fair value of debt	(1,827,000)
Change in fair value of warrant liability	(842,559)
Other expense	(406,527)
Total other expense	(2,747,896)
Net loss before income taxes	(6,892,171)
Net loss	$ (6,892,171)
Net loss per share attributable to common stockholders, basic | $ / shares	$ (0.43)
Net loss per share attributable to common stockholders, diluted | $ / shares	$ (0.43)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic | shares	16,041,464
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted | shares	16,041,464